Document and Entity Information	Dec. 02, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 02, 2022
Entity Registrant Name	REVOLUTION HEALTHCARE ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40190
Entity Tax Identification Number	86-1403778
Entity Address, Address Line One	20 University Road
Entity Address, City or Town	Cambridge
Entity Address State Or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	617
Local Phone Number	234-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001841389
Amendment Flag	false
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock included as part of the SAILSM securities
Trading Symbol	REVH
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the SAILSMsecurities, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	REVHW
Security Exchange Name	NASDAQ
SAIL SM (Stakeholder Aligned Initial Listing) securities, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-fifth of one redeemable warrant to acquire one share of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	SAIL SM (Stakeholder Aligned Initial Listing) securities, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-fifth of
Trading Symbol	REVHU
Security Exchange Name	NASDAQ